COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

January 28, 2015

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Adaptive Alternatives Fund

Columbia Diversified Absolute Return Fund

Post-Effective Amendment No. 219

File Nos. 2-99356/811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 219 (Amendment). This Amendment was filed electronically on January 27, 2015.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Heidi Brommer at 612-671-2403.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Vice President and Secretary
Columbia Funds Series Trust I